Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000002007 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002007 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002007 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002007 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002007 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002007 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002007 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002007 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002007 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002012 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002012 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002012 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002012 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002012 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002012 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002012 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002012 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002013 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002013 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002013 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002013 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002013 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002013 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002006 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002006 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002006 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002006 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002006 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002006 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002006 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002006 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002006 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002015 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002015 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002015 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002015 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002015 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002015 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002017 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002017 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002017 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002017 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002017 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002017 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002017 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002018 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002018 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002018 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002018 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002018 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002018 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002018 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000002008 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002008 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002008 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002008 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002008 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000002008 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000002008 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000002008 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000117927 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117927 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117927 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117927 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000117927 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000117927 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000117927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000117927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000117927 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
C000100956 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100956 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100957 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100957 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100958 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100958 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100959 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100959 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100960 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100960 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100961 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100961 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100962 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100962 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100963 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100963 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000100963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000100963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000100963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000100963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000100963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000117930 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117930 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000117930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000117930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000117930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000117930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000117930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000117930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000117930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000117930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000117930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117930 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000033358 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033358 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033358 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000033358 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000033358 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033358 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033358 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033358 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000033358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033358 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033358 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000033358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033358 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033359 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033359 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033359 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000033359 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000033359 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033359 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033359 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033359 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033359 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000033359 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033359 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033359 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000033359 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033359 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033360 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033360 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033360 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000033360 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000033360 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033360 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033360 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033360 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033360 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000033360 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033360 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000033360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033360 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068409 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068409 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068409 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000068409 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000068409 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068409 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068409 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068409 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068409 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000068409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068409 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068409 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068409 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068409 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068410 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068410 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068410 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000068410 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000068410 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068410 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068410 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068410 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068410 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068410 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000068410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068410 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068410 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068410 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068411 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068411 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068411 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000068411 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000068411 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068411 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068411 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068411 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068411 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000068411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068411 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068411 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068411 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068411 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068412 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068412 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068412 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000068412 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000068412 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068412 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068412 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068412 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068412 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000068412 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068412 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068412 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068412 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000068412 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000117928 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117928 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000117928 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117928 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000117928 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000117928 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000117928 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000117928 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117928 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000117928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000117928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000117928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000117928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117928 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117928 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000117928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000117928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000117928 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117928 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000117928 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%